14. Deferred Compensation and Supplemental Employee Retirement Plans (Details Narrative) - Directors Deferred Compensation Plan - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Benefits accrued with the plan	$ 79,045	$ 96,572
Expenses associated with the plan	$ 474	$ 558